UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         05/13/2011
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            178

     Form 13F Information Table Value Total:   $    468,873
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
3M Company                              COM           88579Y101      121    1290   SH      Defined         1 2   1290
3M Company                              COM           88579Y101      187    2000   SH        Other                              2000
Abbott Laboratories                     COM           002824100      551   11225   SH      Defined         1 2  11225
Abbott Laboratories                     COM           002824100      441    9000   SH        Other                              9000
Alexanders Incorporated                 COM           014752109      271     667   SH      Defined         1 2    667
American Natl Ins Common                COM           028591105      317    4000   SH      Defined         1 2   4000
American Natl Ins Common                COM           028591105      689    8700   SH        Other                              8700
American Tower Corp                     CL A          029912201      518   10000   SH        Other                             10000
Amgen Inc Com                           COM           031162100      518    9700   SH      Defined         1 2   9700
Anadarko Pete Corp Common               COM           032511107      410    5000   SH        Other                              5000
Ansys Inc.                              COM           03662Q105      242    4458   SH      Defined         1 2   4458
Apple Computer Inc                      COM           037833100     3810   10933   SH      Defined         1 2  10933
Apple Computer Inc                      COM           037833100      523    1500   SH        Other                              1500
AT & T Inc                              COM           00206R102      328   10719   SH      Defined         1 2  10719
Baidu Inc                               SPNSD ADR     056752108      276    2000   SH        Other                              2000
Bank Amer Corp Common                   COM           060505104      400   30000   SH        Other                             30000
Berkshire Hathaway Class B New          CL B NEW      084670702      418    5000   SH        Other                              5000
Blackrock Inc                           COM           09247X101      603    3000   SH        Other                              3000
BP Amoco Plc                            SPNSD ADR     055622104      259    5872   SH      Defined         1 2   5872
Buckeye Partners LP                     UNIT LTD PTN  118230101    12359  194512   SH      Defined         1 2 194512
Canadian Nat Res Ltd Common             COM           136385101      989   20000   SH        Other                             20000
Caterpillar Inc Del Com                 COM           149123101      223    2000   SH        Other                              2000
Chesapeake Midstream Partners, Inc. LP  UNIT          16524K108     8072  279989   SH      Defined         1 2 279989
Chevron Corp                            COM           166764100     1220   11353   SH      Defined         1 2  11353
Chipotle Mexican Grill                  COM           169656105      272    1000   SH        Other                              1000
Cigna Corp.                             COM           125509109      289    6530   SH      Defined         1 2   6530
Cisco Systems Inc.                      COM           17275R102      162    9419   SH      Defined         1 2   9419
Citigroup Inc. Tangible Div Enhncd Com  UNT99/99/9999 172967416      253    2000   SH        Other                              2000
Claymore/AlphaShares China Small Cap    GUGG CHN SML  18383Q853    13233  453340   SH      Defined         1 2 453340
CNA Finl Corp Common                    COM           126117100      502   17000   SH      Defined         1 2  17000
CNA Finl Corp Common                    COM           126117100      727   24600   SH        Other                             24600
Coca-cola Co Com                        COM           191216100      446    6723   SH      Defined         1 2   6723
Colgate Palmolive Co Com                COM           194162103      202    2500   SH        Other                              2500
Compass Diversified Hldgs Sh Ben Int    SH BEN INT    20451Q104      147   10000   SH        Other                             10000
Conoco Phillips                         COM           20825C104      812   10162   SH      Defined         1 2  10162
Consolidated Edison Inc                 COM           209115104      468    9236   SH      Defined         1 2   9236
Constellation Energy Group              COM           210371100      732   23500   SH      Defined         1 2  23500
Constellation Energy Group              COM           210371100      903   29000   SH        Other                             29000
CSX Corp                                COM           126408103      210    2673   SH      Defined         1 2   2673
Cummins Inc Common                      COM           231021106      219    2000   SH        Other                              2000
CVS Caremark Corp Common                COM           126650100       84    2450   SH      Defined         1 2   2450
Diamond Offshore Drilling               COM           25271C102      389    5000   SH        Other                              5000
Dillards Inc Class A                    CL A          254067101      682   17000   SH      Defined         1 2  17000
Dillards Inc Class A                    CL A          254067101      381    9500   SH        Other                              9500
E I Du Pont De Nemours And Co.          COM           263534109      254    4618   SH      Defined         1 2   4618
Eaton Corporation Com                   COM           278058102      333    6000   SH        Other                              6000
Ecolab Inc Com                          COM           278865100      306    6000   SH        Other                              6000
El Paso Pipeline Partners L P           COM UNIT LPI  283702108    16454  454158   SH      Defined         1 2 454158
Enbridge Energy Partners, L.P.          COM           29250R106     9297  143873   SH      Defined         1 2 143873
Energy Transfer Equity L P Common Unit  COM UT LTD P  29273V100     3457   76831   SH      Defined         1 2  76831
Energy Transfer Partners L.P.           UNIT LTD PTN  29273R109       96    1859   SH      Defined         1 2   1859
Enterprise Products Partners LP         COM           293792107    17924  416247   SH      Defined         1 2 416247
Enterprise Products Partners LP         COM           293792107      112    2600   SH        Other                              2600
Eog Res Inc Com                         COM           26875P101      237    2000   SH        Other                              2000
Ev Energy Partners, LP                  COM UNITS     26926V107     3744   69540   SH      Defined         1 2  69540
Everest Re Group Ltd                    COM           G3223R108      705    8000   SH      Defined         1 2   8000
Everest Re Group Ltd                    COM           G3223R108      265    3000   SH        Other                              3000
Exxon Mobil Corp                        COM           30231G102     4257   50598   SH      Defined         1 2  50598
Fedex Corp Com                          COM           31428X106      225    2400   SH      Defined         1 2   2400
Fedex Corp Com                          COM           31428X106      468    5000   SH        Other                              5000
Freeport-mcmoran Copper & Gold Inc Cl B COM           35671D857      223    4023   SH      Defined         1 2   4023
Freeport-mcmoran Copper & Gold Inc Cl B COM           35671D857      222    4000   SH        Other                              4000
Gabelli Equity Tr Inc Common            COM           362397101      181   29285   SH      Defined         1 2  29285
General Electric                        COM           369604103     1698   84666   SH      Defined         1 2  84666
General Electric                        COM           369604103      401   20000   SH        Other                             20000
Genon Energy Inc Common                 COM           37244E107      668  175241   SH      Defined         1 2 175241
Genon Energy Inc Common                 COM           37244E107      636  167000   SH        Other                            167000
Genzyme Corp                            COM           372917104      251    3300   SH      Defined         1 2   3300
Google Inc-Cl A                         CL A          38259P508       89     151   SH      Defined         1 2    151
Google Inc-Cl A                         CL A          38259P508      587    1000   SH        Other                              1000
Guggenheim Frontier Mkts Etf            GUGG FRNTR MK 18383Q838      448   20330   SH      Defined         1 2  20330
Hdfc Bk Ltd ADR Repstg 3 Shs            ADR REPS 3 SH 40415F101      510    3000   SH        Other                              3000
Hewlett Packard Co Com                  COM           428236103      615   15000   SH        Other                             15000
Hugoton Royalty Tr                      UNIT BEN INT  444717102     3409  143348   SH      Defined         1 2 143348
Illinois Tool Wks Inc Com               COM           452308109      571   10634   SH      Defined         1 2  10634
Ingram Micro Inc.                       CL A          457153104      715   34000   SH      Defined         1 2  34000
Ingram Micro Inc.                       CL A          457153104      820   39000   SH        Other                             39000
Intel Corporation                       COM           458140100      630   31200   SH      Defined         1 2  31200
Intel Corporation                       COM           458140100      404   20000   SH        Other                             20000
Intercontinental Hotels Group Plc       SPNS ADR NEW  45857P301      207   10000   SH        Other                             10000
International Business Machines Corp.   COM           459200101      717    4399   SH      Defined         1 2   4399
International Business Machines Corp.   COM           459200101      571    3500   SH        Other                              3500
iShares Barclay's 1-3 Year Treasury Bod BARCLYS 1-3 Y 464287457    14262  170289   SH      Defined         1 2 170289
iShares Barclay's Aggregate Bond        BRCLY USAGG B 464287226     1288   12252   SH      Defined         1 2  12252
iShares Dow Jones US Technology         DJ US TECH SC 464287721    13802  207425   SH      Defined         1 2 207425
iShares MSCI Canada Index               MSCI CDA IDX  464286509     9665  287550   SH      Defined         1 2 287550
Jetblue Airways Corporation             COM           477143101      677  108000   SH      Defined         1 2 108000
Jetblue Airways Corporation             COM           477143101      627  100000   SH        Other                            100000
Johnson & Johnson                       COM           478160104     2011   33942   SH      Defined         1 2  33942
Johnson & Johnson                       COM           478160104      474    8000   SH        Other                              8000
JPMorgan Alerian MLP ETN                ALERIAN ETN   46625H365    27019  711580   SH      Defined         1 2 711580
Jpmorgan Chase & Co                     COM           46625H100      472   10236   SH      Defined         1 2  10236
Jpmorgan Chase & Co                     COM           46625H100      369    8000   SH        Other                              8000
Kayne Anderson Energy Development Co    COM           48660Q102     2911  148829   SH      Defined         1 2 148829
Kayne Anderson MLP Investment Co.       COM           486606106     3039   93022   SH      Defined         1 2  93022
Korea Elec Pwr Corp Sponsored ADR       SPNSRE ADR    500631106      685   56000   SH      Defined         1 2  56000
Korea Elec Pwr Corp Sponsored ADR       SPNSRD ADR    500631106      405   33100   SH        Other                             33100
Kraft Foods Inc.                        CL A          50075N104      104    3301   SH      Defined         1 2   3301
Magellan Midstream Partners LP          COM UNIT LP   559080106    12488  208612   SH      Defined         1 2 208612
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     9910  176835   SH      Defined         1 2 176835
Market Vectors Gold Miners ETF          GOLD MNR ETF  57060U100    30166  501930   SH      Defined         1 2 501930
Market Vectors Pre-Refunded Muni ETF    PRE-RF MN ETF 57060U738     1220   49437   SH      Defined         1 2  49437
Mastercard Inc Class A                  CL A          57636Q104      378    1500   SH        Other                              1500
McDonalds Corp Com                      COM           580135101      282    3707   SH      Defined         1 2   3707
McDonalds Corp Com                      COM           580135101       19     250   SH        Other                               250
Mead Johnson Nutrition Common           COM           582839106      174    3000   SH        Other                              3000
Merck & Co. New                         COM           58933Y105      231    7008   SH      Defined         1 2   7008
Merck & Co. New                         COM           58933Y105      231    7007   SH        Other                              7007
Metlife Inc                             COM           59156R108      447   10000   SH        Other                             10000
Micron Technology Inc Com               COM           595112103      723   63000   SH      Defined         1 2  63000
Micron Technology Inc Com               COM           595112103     1014   88400   SH        Other                             88400
Microsoft Corp.                         COM           594918104      702   27664   SH      Defined         1 2  27664
Microsoft Corp.                         COM           594918104      381   15000   SH        Other                             15000
Montpelier Re Holdings Ltd Shs          SHS           G62185106      495   28000   SH      Defined         1 2  28000
Montpelier Re Holdings Ltd Shs          SHS           G62185106      389   22000   SH        Other                             22000
N European Oil Rty Tr                   SH BEN INT    659310106       92    3033   SH      Defined         1 2   3033
Norfolk Southern Corp                   COM           655844108      208    3000   SH        Other                              3000
Novartis Ag Sponsored Adr               SPNSRD ADR    66987V109      217    4000   SH        Other                              4000
Nustar Energy L.P.                      UNIT COM      67058H102     8792  129506   SH      Defined         1 2 129506
NV Energy, Inc.                         COM           67073Y106      342   23000   SH      Defined         1 2  23000
NV Energy, Inc.                         COM           67073Y106      462   31000   SH        Other                             31000
NY Comm Bancorp Inc                     COM           649445103      207   12000   SH        Other                             12000
Occidental Petroleum Corp               COM           674599105      522    5000   SH        Other                              5000
Oil Services HOLDRS Trust               DEPOSTRY RCT  678002106     1235    7514   SH      Defined         1 2   7514
Omnicom Group Inc Com                   COM           681919106      206    4200   SH        Other                              4200
Oneok Partners LP                       UNIT LTD PTN  68268N103     9234  112129   SH      Defined         1 2 112129
Oracle Corp Com                         COM           68389X105      160    4793   SH      Defined         1 2   4793
Oracle Corp Com                         COM           68389X105      201    6000   SH        Other                              6000
Overseas Shipholding Group Inc Common   COM           690368105      190    5900   SH      Defined         1 2   5900
Overseas Shipholding Group Inc Common   COM           690368105      212    6600   SH        Other                              6600
Pepsico Inc.                            COM           713448108       83    1287   SH      Defined         1 2   1287
Pepsico Inc.                            COM           713448108      161    2500   SH        Other                              2500
Permian Basin Royalty Trust             UNIT BEN INT  714236106     1662   76172   SH      Defined         1 2  76172
Petroleo Brasileiro Sa Petrobs Spsd ADR SPNSRD ADR    71654V408      202    5000   SH        Other                              5000
Pfizer Inc.                             COM           717081103      373   18370   SH      Defined         1 2  18370
Phillip Morris International, Inc.      COM           718172109      357    5437   SH      Defined         1 2   5437
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     7032  204416   SH      Defined         1 2 204416
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105     9809  153909   SH      Defined         1 2 153909
PNM Resources Inc.                      COM           69349H107      671   45000   SH      Defined         1 2  45000
Potash Corp Sask Inc                    COM           73755L107      321    5442   SH      Defined         1 2   5442
Powershares DB US Dlr Idx Bull Fund LP  DOLL IDX B    73936D107      320   14702   SH      Defined         1 2  14702
Praxair                                 COM           74005P104      209    2054   SH      Defined         1 2   2054
Procter & Gamble Co.                    COM           742718109     1677   27224   SH      Defined         1 2  27224
Procter & Gamble Co.                    COM           742718109      308    5000   SH        Other                              5000
ProShares Short 20+ Year Treasury       SHRT 20+YR TR 74347X849     1876   42327   SH      Defined         1 2  42327
Regal Entertainment A                   CL A          758766109      203   15000   SH        Other                             15000
Republic Svcs Inc Com                   COM           760759100      148    4500   SH      Defined         1 2   4500
Royal Dutch Shell Petroleum ADR         SPNS ADR A    780259206      333    4566   SH      Defined         1 2   4566
San Juan Basin Rty Tr                   UNIT BEN INT  798241105     3125  113425   SH      Defined         1 2 113425
Sanmina-sci Corp Common New             COM NEW       800907206      269   24000   SH      Defined         1 2  24000
Sanmina-sci Corp Common New             COM NEW       800907206      247   22000   SH        Other                             22000
Sara Lee Corp Com                       COM           803111103      162    9146   SH      Defined         1 2   9146
Sba Communications Corp Class A         COM           78388J106      198    5000   SH        Other                              5000
Schlumberger Limited                    COM           806857108      933   10000   SH        Other                             10000
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506    10937  137136   SH      Defined         1 2 137136
Select Sector SPDR- Financial           SBI INT-FINL  81369Y605      293   17900   SH      Defined         1 2  17900
Select Sector SPDR: Consumer Staples    SBI CNS STPLS 81369Y308     8477  283309   SH      Defined         1 2 283309
SPDR Gold Trust                         GOLD SHS      78463V107    99785  713461   SH      Defined         1 2 713461
Targa Resources Partners LP             COM UNIT      87611X105     6272  180847   SH      Defined         1 2 180847
Tiffany and Co.                         COM           886547108      307    5000   SH        Other                              5000
Toyota Mtr Copr Adr 2 Toyota Motor Corp SP ADR R2CM   892331307      963   12000   SH      Defined         1 2  12000
United Technologies Co                  COM           913017109      417    4928   SH      Defined         1 2   4928
United Technologies Co                  COM           913017109      423    5000   SH        Other                              5000
Unum Group Common                       COM           91529Y106      591   22500   SH      Defined         1 2  22500
Unum Group Common                       COM           91529Y106      709   27000   SH        Other                             27000
Vanguard Natural Resources LLC          COM UNIT      92205F106     2924   91965   SH      Defined         1 2  91965
Verizon Communications                  COM           92343V104      300    7794   SH      Defined         1 2   7794
Vodafone Group Plc New Spnsd ADR New    SPONS ADR NEW 92857W209       31    1082   SH      Defined         1 2   1082
Vodafone Group Plc New Spnsd ADR New    SPONS ADR NEW 92857W209      431   15000   SH        Other                             15000
Vornado Realty Trust Common             SH BEN INT    929042109      303    3460   SH      Defined         1 2   3460
Vornado Realty Trust Common             SH BEN INT    929042109      357    4075   SH        Other                              4075
Walt Disney Co.                         COM DISNEY    254687106      369    8555   SH      Defined         1 2   8555
Walt Disney Co.                         COM DISNEY    254687106      552   12800   SH        Other                             12800
Western Gas Partners L.P.               COM UNT LP IN 958254104     6981  199865   SH      Defined         1 2 199865
Williams Partners Common Unit LP        COM UNT LP    96950F104     6685  129054   SH      Defined         1 2 129054
Wisdomtree Tr Japan Hedged Equity Fund  JP TOTAL DIV  97717W851     1330   36060   SH      Defined         1 2  36060
Yamana Gold Inc.                        COM           98462Y100      997   81000   SH      Defined         1 2  81000
Yamana Gold Inc.                        COM           98462Y100      862   70000   SH      Defined         1 2  70000



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